Purchase Obligations - Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Purchase Obligations
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	€ 164	€ 144
Other purchase obligations	10,377	7,491
Purchase obligations	€ 10,541	€ 7,635